Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.14871%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$985,894.58

Principal:
Principal Collections	$15,558,301.00
Prepayments in Full	$6,632,623.39
Liquidation Proceeds	$272,205.59
Recoveries	$171,328.46
Sub Total	$22,634,458.44
Collections	$23,620,353.02

Purchase Amounts:
Purchase Amounts Related to Principal	$274,997.88
Purchase Amounts Related to Interest	$1,564.29
Sub Total	$276,562.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,896,915.19

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,896,915.19
Servicing Fee	$285,824.12	$285,824.12	$0.00	$0.00	$23,611,091.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,611,091.07
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,611,091.07
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,611,091.07
Interest - Class A-3 Notes	$64,066.60	$64,066.60	$0.00	$0.00	$23,547,024.47
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$23,372,447.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,372,447.64
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$23,278,488.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,278,488.64
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$23,210,623.22
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,210,623.22
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$23,127,403.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,127,403.64
Regular Principal Payment	$21,852,253.39	$21,852,253.39	$0.00	$0.00	$1,275,150.25
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,275,150.25
Residual Released to Depositor	$0.00	$1,275,150.25	$0.00	$0.00	$0.00
Total		$23,896,915.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,852,253.39
Total					$21,852,253.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,852,253.39	$37.18	$64,066.60	$0.11	$21,916,319.99	$37.29
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$21,852,253.39	$11.63	$483,687.43	$0.26	$22,335,940.82	$11.89

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$66,275,789.70	0.1127523	$44,423,536.31	0.0755759
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$327,835,789.70	0.1744401	$305,983,536.31	0.1628126

Pool Information
Weighted Average APR	3.498%	3.509%
Weighted Average Remaining Term	25.97	25.21
Number of Receivables Outstanding	32,944	31,870
Pool Balance	$342,988,946.82	$319,948,638.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$327,835,789.70	$305,983,536.31
Pool Factor	0.1766711	0.1648032

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$13,965,101.71
Targeted Overcollateralization Amount	$13,965,101.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,965,101.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		119	$302,180.94
(Recoveries)		176	$171,328.46
Net Loss for Current Collection Period			$130,852.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4578%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2745%
Second Prior Collection Period			0.5153%
Prior Collection Period			1.1530%
Current Collection Period			0.4737%
Four Month Average (Current and Prior Three Collection Periods)			0.6041%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,611	$16,614,387.96
(Cumulative Recoveries)			$2,762,183.85
Cumulative Net Loss for All Collection Periods			$13,852,204.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7135%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,961.04
Average Net Loss for Receivables that have experienced a Realized Loss			$2,468.76

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.87%	439	$5,968,865.41
61-90 Days Delinquent	0.17%	40	$544,679.78
91-120 Days Delinquent	0.06%	12	$178,365.68
Over 120 Days Delinquent	0.30%	57	$953,902.65
Total Delinquent Receivables	2.39%	548	$7,645,813.52

Repossession Inventory:
Repossessed in the Current Collection Period		25	$413,693.66
Total Repossessed Inventory		36	$590,690.09

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2954%
Prior Collection Period			0.3946%
Current Collection Period			0.3420%
Three Month Average			0.3440%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer